Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2019
Assets
Cash and cash equivalents	$ 14,888,644	$ 3,426,467	$ 8,111,409
Liabilities
Payables to customers	14,362,840	5,221,270
Accrued expenses and other payables	182,963	114,754
Short-term borrowings		293,905		$ 20,409,250	$ 20,409,250
Total liabilities	43,836,528	13,604,191
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	14,888,644	3,426,467
Bank balances held on behalf of customers	808,923	1,367,630
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets	15,697,567	4,794,097
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193
Short-term loans receivable	508,756	2,239,378
Commissions receivable		71,253
Other receivables	67,475	724,708
Total assets	24,266,198	11,124,532
Liabilities
Payables to customers	14,362,840	5,221,270
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,169,408	1,763,094
Short-term borrowings		293,905
Due to director	152,472	149,522
Total liabilities	39,955,278	11,312,711
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Total Carrying Value [Member]
Assets
Cash and cash equivalents	14,888,644	3,426,467
Bank balances held on behalf of customers	808,923	1,367,630
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193
Short-term loans receivable	508,756	2,239,378
Commissions receivable		71,253
Other receivables	67,475	724,708
Total assets	39,963,765	15,918,629
Liabilities
Payables to customers	14,362,840	5,221,270
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,169,408	1,763,094
Short-term borrowings		293,905
Due to director	152,472	149,522
Total liabilities	39,955,278	11,312,711
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	14,888,644	3,426,467
Bank balances held on behalf of customers	808,923	1,367,630
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193
Short-term loans receivable	508,756	2,239,378
Commissions receivable		71,253
Other receivables	67,475	724,708
Total assets	39,963,765	15,918,629
Liabilities
Payables to customers	14,362,840	5,221,270
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,169,408	1,763,094
Short-term borrowings		293,905
Due to director	152,472	149,522
Total liabilities	$ 39,955,278	$ 11,312,711